Share-Based Compensation - Summary of Share Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of options, Beginning balance	65,215,091
Number of options, Granted	38,769,000
Number of options, Forfeited	(8,893,524)
Number of options, Exercised	(6,869,700)
Number of options, Ending balance	88,220,867	65,215,091
Number of options, Vested and expect to vest, Ending balance	88,220,867
Number of options, Exercisable, Ending balance	49,504,779
Weighted average exercise price, Beginning balance	$ 0.11
Weighted average exercise price, Granted	0.0014
Weighted average exercise price, Forfeited	0.0014
Weighted average exercise price, Exercised	0.0014
Weighted average exercise price, Ending Balance	0.07	$ 0.11
Weighted average exercise price, Vested and expect to vest, Ending balance	0.07
Weighted average exercise price, Exercisable, Ending balance	$ 0.13
Weighted average remaining contract life	7 years 9 months 21 days	7 years 6 months
Weighted average exercise price, Vested and expect to vest, Ending balance	7 years 9 months 21 days
Weighted average remaining contract life, Exercisable, Ending balance	6 years 5 months 19 days
Weighted average grant date fair value, Beginning balance	$ 0.44
Weighted average grant date fair value, Granted	0.08
Weighted average grant date fair value, Forfeited	0.14
Weighted average grant date fair value, Exercised	0.86
Weighted average grant date fair value, Ending balance	0.28	$ 0.44
Weighted average grant date fair value, Vested and expect to vest, Ending balance	0.28
Weighted average grant date fair value, Exercisable, Ending balance	$ 0.49
Aggregate intrinsic value, Beginning balance	$ 1,570,990
Aggregate intrinsic value, Ending balance	5,612,057	$ 1,570,990
Aggregate intrinsic value, Vested and expect to vest, Ending balance	5,612,057
Aggregate intrinsic value, Exercisable, Ending balance	$ 2,893,018